Long-term Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Prepaid Expenses [Abstract]
Schedule Of Long-Term Prepaid Expenses
	December 31	December 31
	2014	2015
Prepaid expenses (1)	3,156	2,535

(1)	Mainly prepaid expenses for the last one to three months of long-term service agreements with suppliers.